[JACKSON NATIONAL LIFE INSURANCE COMPANY LETTERHEAD]



May 1, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Jackson National Separate Account III
         File Nos. 811-08521 and 333-41153

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that: the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Ellen Baird (517-367-4354) or me (517-367-3835).

Sincerely,

/s/ Anthony L. Dowling

Anthony L. Dowling
Senior Attorney